CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Attributable to equity holders of the Company	Share capital	Treasury shares	Capital reserve	Hedging reserve	Share-based payment reserve	Currency translation reserve	Other reserves	Retained earnings	Non-controlling interests	Total
Balance at period beginning at Dec. 31, 2024	$ 1,805,031	$ 619,868	$ (48,387)	$ 649,654	$ 13,835	$ 2,579	$ (427)	$ 2,115	$ 565,794	$ 132,463	$ 1,937,494
Profit after tax	242,313								242,313	47,398	289,711
Other comprehensive (loss)/income for the financial period	(20,218)				(10,556)		1,760	(11,422)		444	(19,774)
Total comprehensive (loss)/income for the financial period	222,095				(10,556)		1,760	(11,422)	242,313	47,842	269,937
Share-based payment reserve - Value of employee services	1,753					1,753					1,753
Share capital reduction of subsidiary										(41,616)	(41,616)
Purchases of treasury shares	(2,739)		(2,739)								(2,739)
Share options exercised	523		754			(395)			164		523
Dividends paid	(199,855)								(199,855)	(41,120)	(240,975)
Changes in NCI	3,194								3,194	(2,018)	1,176
Transfer to tonnage tax reserve								6,407	(6,407)
Total transactions with owners, recognised directly in equity	(197,124)		(1,985)			1,358		6,407	(202,904)	(84,754)	(281,878)
Balance at period end at Dec. 31, 2025	1,830,002	619,868	(50,372)	649,654	3,279	3,937	1,333	(2,900)	605,203	95,551	1,925,553
Profit after tax	284,412								284,412	40,855	325,267
Other comprehensive (loss)/income for the financial period	(10,800)				(13,316)		(574)	3,090		(137)	(10,937)
Total comprehensive (loss)/income for the financial period	273,612				(13,316)		(574)	3,090	284,412	40,718	314,330
Share-based payment reserve - Value of employee services	1,020					1,020					1,020
Sale of equity investments								15,362	(15,362)
Share options exercised	2,132		2,995			(1,684)			821		2,132
Dividends paid	(188,250)								(188,250)		(188,250)
Total transactions with owners, recognised directly in equity	(185,098)		2,995			(664)		15,362	(202,791)		(185,098)
Balance at period end at Jun. 30, 2026	$ 1,918,516	$ 619,868	$ (47,377)	$ 649,654	$ (10,037)	$ 3,273	$ 759	$ 15,552	$ 686,824	$ 136,269	$ 2,054,785